UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21198
                                   811-21301

Name of Fund: WCMA Tax-Exempt Fund
              Master Tax-Exempt Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


WCMA Tax-Exempt Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)

                               Beneficial
                                 Interest    Mutual Funds                                                               Value
                            $     769,438    Master Tax-Exempt Trust                                            $         796,764

                                             Total  Mutual Funds (Cost - $796,764) - 100.0%                               796,764

Total Investments (Cost - $796,764) - 100.0%                                                                              796,764
Liabilities in Excess of Other Assets - (0.0%)                                                                               (84)
                                                                                                                -----------------
Net Assets - 100.0%                                                                                             $         796,680
                                                                                                                =================


Master Tax-Exempt Trust

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Alabama - 2.6%        $  47,155    Alabama Special Care Facilities Financing Authority, Mobile Revenue Refunding
                                   Bonds (Ascension Health Credit), VRDN, Series B, 3.50% due 11/15/2039 (k)         $     47,155
                         53,200    Birmingham, Alabama, Special Care Facilities, Financing Authority, Revenue
                                   Refunding Bonds (Ascension Health Credit), VRDN, Series B, 3.36% due
                                   11/15/2039 (k)                                                                          53,200
                         20,000    Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company Project),
                                   VRDN, AMT, 3.59% due 11/01/2021 (k)                                                     20,000
                         12,200    Daphne, Alabama, Special Care Facilities Financing Authority, Revenue
                                   Refunding Bonds (Presbyterian), VRDN, Series B, 3.61% due 8/15/2023 (a)(k)              12,200
                          1,000    Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco
                                   Chemical Company Project), VRDN, AMT, 3.55% due 11/01/2035 (k)                           1,000
                          4,255    Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, VRDN, Series
                                   2002-6009, Class A, 3.55% due 1/01/2043 (f)(k)                                           4,255
                          7,835    Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding
                                   Bonds, VRDN, Series 2002, Class 6015, 3.56% due 2/01/2032 (b)(k)                         7,835
                          3,000    Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding
                                   Bonds, VRDN, Series 2002, Class 6016, 3.56% due 2/01/2038 (b)(k)                         3,000
                         16,000    Health Care Authority For Baptist Health System of Alabama, ROCS, VRDN,
                                   Series II-R-499CE, 3.61% due 10/01/2006 (k)                                             16,000
                         61,600    Jefferson County, Alabama, Limited Obligation School Warrants, VRDN, Series B,
                                   3.55% due 1/01/2027 (a)(k)                                                              61,600
                          5,000    Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6,
                                   3.53% due 2/01/2040 (h)(k)                                                               5,000
                          6,300    Stevenson, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                                   (Mead Corporation Project), VRDN, AMT, Series C, 3.55% due 11/01/2033 (k)                6,300


Portfolio Abbreviations for Master Tax-Exempt Trust


ACES (SM)  Adjustable Convertible Extendable Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
UPDATES    Unit Price Adjustable Tax-Exempt Securities
VRDN       Variable Rate Demand Notes


Master Tax-Exempt Trust

Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                       Value
Alaska - 2.0%         $  19,400    Alaska Industrial Development and Export Authority Revenue Bonds, ROCS, VRDN,
                                   Series II-R-320, 3.56% due 4/01/2034 (e)(k)                                       $     19,400
                         80,000    Alaska State Housing Financing Corporation, Collateralized Revenue Bonds
                                   (Veterans Mortgage Program), AMT, 3.43% due 12/01/2006 (j)                              80,000
                          2,215    Anchorage, Alaska, Electric Utility Revenue Refunding Bonds, PUTTERS, VRDN,
                                   Series 1128, 3.55% due 6/01/2013 (f)(k)                                                  2,215
                          6,230    Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552, 3.55% due 6/01/2012 (f)(k)             6,230
                         47,100    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc.
                                   Project), VRDN, Series B, 3.27% due 7/01/2037 (k)                                       47,100
                          2,300    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (ConocoPhillips
                                   Transportation Project), VRDN, 3.03% due 5/01/2006 (k)                                   2,300
                         24,800    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Phillips Petroleum
                                   Company Project), VRDN, Series C, 3% due 6/01/2006 (k)                                  24,800

Arizona - 3.1%           33,000    Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A,
                                   3.55% due 12/15/2018 (k)                                                                33,000
                          5,000    Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                   System), VRDN, Series A, 3.49% due 1/01/2029 (f)(k)                                      5,000
                          4,500    Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health
                                   System), VRDN, Series B, 3.54% due 1/01/2035 (b)(k)                                      4,500
                          2,990    Arizona School Facilities Board, COP, Refunding, ROCS, VRDN, Series II-R-7001,
                                   3.56% due 9/01/2017 (b)(k)                                                               2,990
                         10,000    Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                   Series 420, 3.44% due 1/01/2010 (k)                                                     10,000
                         28,555    Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                                   Series 707, 3.59% due 12/01/2036 (k)                                                    28,555
                         46,693    Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                                   Series 1165, 3.59% due 8/01/2006 (k)                                                    46,693
                         20,000    McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State
                                   University Project), VRDN, Series A, 3.51% due 7/01/2045 (a)(k)                         20,000
                         32,290    Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA, VRDN,
                                   AMT, Series A, 3.61% due 2/02/2009 (k)                                                  32,290
                          4,775    Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                   Revenue Bonds, TOCS, VRDN, Series Z-11, 3.46% due 5/08/2034 (b)(k)                       4,775
                          4,100    Phoenix, Arizona, IDA, Government Office, Lease Revenue Refunding Bonds,
                                   PUTTERS, VRDN, Series 1119, 3.55% due 9/15/2013 (a)(k)                                   4,100
                         78,512    Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, Series A, 4.39%
                                   due 5/01/2006 (k)                                                                       78,512
                         10,590    Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 4.01% due
                                   2/04/2012 (k)                                                                           10,590

Arkansas - 1.7%           7,000    Arkansas State Development Finance Authority, Environmental Facilities Revenue
                                   Bonds (Teris LLC Project), VRDN, AMT, 3.57% due 3/01/2021 (k)                            7,000
                          7,800    Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                                   (Chapelridge Benton Project), VRDN, AMT, Series C, 3.59% due 6/01/2032 (k)               7,800
                         58,506    Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds,
                                   FLOATS, VRDN, AMT, Series 1139, 3.59% due 2/01/2008 (k)                                 58,506
                         47,980    Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds,
                                   VRDN, 4.431% due 9/01/2006 (k)                                                          47,980
                         10,520    Morgan Keegan Municipal Products, Inc., Arkansas State, VRDN, AMT, 3.61%
                                   due 9/01/2006 (k)                                                                       10,520
                         21,730    Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A, 3.61%
                                   due 3/01/2007 (c)(k)                                                                    21,730
                          7,530    Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue Refunding
                                   Bonds (Waterford Apartments), VRDN, AMT, 3.59% due 7/01/2032 (k)                         7,530

California - 4.6%        50,000    Access To Loans For Learning Student Loan Corporation, California, Senior
                                   Revenue Bonds (Student Loan Program), VRDN, AMT, Series V-A-1, 3.45% due
                                   7/01/2040 (a)(k)                                                                        50,000
                          5,409    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 591, 3.55% due 3/01/2014 (f)(k)                                                   5,409
                         32,250    California School Cash Reserve Program Authority, Pooled Revenue Bonds, VRDN,
                                   Series A, 4% due 7/06/2006 (k)                                                          32,477
                         39,570    California State Department of Water Resources, Power Supply Revenue Bonds,
                                   VRDN, Series B-1, 3.50% due 5/01/2022 (k)                                               39,570
                         41,250    California State Department of Water Resources, Power Supply Revenue Refunding
                                   Bonds, VRDN, Sub-Series G-6, 3.17% due 5/01/2017 (e)(k)                                 41,250
                         11,295    California State Economic Recovery, GO, FLOATS, VRDN, Series 956, 3.53% due
                                   7/01/2012 (f)(k)                                                                        11,295
                         17,500    California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 3.53% due
                                   7/01/2017 (k)                                                                           17,500
                          9,655    California State, GO, MERLOTS, VRDN, Series B-45, 3.53% due 10/01/2029 (k)               9,655
                        105,000    California State, RAN, 4.50% due 6/30/2006                                             105,770
                         25,000    California Statewide Communities Development Authority, COP, Refunding, FLOATS,
                                   VRDN, Series 909, 3.53% due 8/15/2023 (f)(k)                                            25,000
                         10,000    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                                   Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 3.65% due
                                   10/15/2038 (k)                                                                          10,000
                         37,300    Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 3.65%
                                   due 12/01/2006 (k)                                                                      37,300
                         10,250    Los Angeles, California, Water and Power Revenue Refunding Bonds, VRDN,
                                   Sub-Series B-3, 3.37% due 7/01/2034 (k)                                                 10,250
                         28,490    Municipal Securities Trust Certificates, California, Tax Allocation Refunding
                                   Bonds, VRDN, Series 2005-242, Class A, 3.53% due 10/02/2013 (e)(k)(l)                   28,490

Colorado - 1.6%           7,760    Adams County, Colorado, School District Number 012, GO, ROCS, VRDN, Series
                                   II-R-1045, 3.56% due 12/15/2022 (e)(k)                                                   7,760
                          3,210    Colorado Department of Transportation Revenue Bonds, ROCS, VRDN, Series
                                   II-R-4046, 3.56% due 12/15/2016 (a)(k)                                                   3,210
                         10,070    Colorado Department of Transportation, Revenue Refunding Bonds, PUTTERS, VRDN,
                                   Series 318, 3.55% due 6/15/2015 (f)(k)                                                  10,070
                          7,025    Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                   (National Jewish Federation Bond Program Project), VRDN, Series A-1, 3.53% due
                                   9/01/2033 (k)                                                                            7,025
                         12,000    Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                   (National Jewish Federation Bond Program Project), VRDN, Series A-6, 3.53% due
                                   2/01/2025 (k)                                                                           12,000
                         15,000    Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                   (National Jewish Federation Bond Program Project), VRDN, Series A-8, 3.53% due
                                   9/01/2035 (k)                                                                           15,000
                         10,000    Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                   (National Jewish Federation Bond Program Project), VRDN, Series C-1, 3.53% due
                                   9/01/2035 (k)                                                                           10,000
                          3,960    Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                                   Initiatives), VRDN, Series B-1,  3.40% due 3/01/2023 (k)                                 3,960
                          7,000    Colorado School Mines Development Corporation, Revenue Refunding Bonds, VRDN,
                                   3.68% due 9/01/2026 (k)                                                                  7,000
                          4,475    Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT, Series G,
                                   3.55% due 11/15/2025 (k)                                                                 4,475
                          5,855    Denver, Colorado, City and County Airport, Revenue Refunding Bonds, MERLOTS,
                                   VRDN, AMT, Series  A61, 3.59% due 11/15/2012 (b)(k)                                      5,855
                         10,242    Denver, Colorado, City and County S/F Mortgage, Revenue Refunding Bonds, VRDN,
                                   AMT, Series A, 3.995% due 10/25/2006 (k)                                                10,242
                          2,690    E-470 Public Highway Authority, Colorado, Revenue Refunding Bonds, FLOATS, VRDN,
                                   Series 997, 3.59% due 3/01/2036 (f)(k)                                                   2,690
                          3,385    El Paso County, Colorado, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series
                                   1136, 3.59% due 11/01/2008 (k)                                                           3,385
                          6,700    Moffat County, Colorado, PCR, Refunding (PacifiCorp Projects), VRDN, 3.25% due
                                   5/01/2013 (a)(k)                                                                         6,700
                          7,900    Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                                   AMT, Series B, 3.64% due 4/01/2014 (k)                                                   7,900
                         14,700    Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                                   Series A, 3.53% due 4/01/2016 (k)                                                       14,700
                         18,200    Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds, VRDN,
                                   Sub-Lien, Series S-1, 3.50% due 6/01/2018 (k)                                           18,200

Connecticut - 0.5%        6,500    Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                   (Quinnipiac University), VRDN, Series F, 3.51% due 7/01/2031 (k)(n)                      6,500
                         13,070    Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds (Ascension Health Credit), VRDN, Series B, 3.47% due 11/15/2029 (k)               13,070
                         14,800    Eagle Tax-Exempt Trust, Connecticut, GO, VRDN, Series 96-0701, 3.55% due
                                   11/15/2007 (k)                                                                          14,800
                          9,000    Meriden, Connecticut, GO, BAN, 4% due 8/04/2006                                          9,056

Delaware - 0.6%           2,155    Delaware State Housing Authority, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-359,
                                   3.60% due 7/01/2035 (e)(k)                                                               2,155
                         16,460    Delaware Transportation Authority, Senior Transportation System Revenue Refunding
                                   Bonds, VRDN, 5% due 7/01/2006 (k)                                                       16,624
                         37,295    GS Pool Trust, Delaware, FLOATS, VRDN, Series 2005-1, 3.51% due 6/02/2012 (k)           37,295
                          2,200    University of Delaware, Revenue Refunding Bonds, VRDN, 3.40% due 11/01/2035 (k)          2,200

District of              17,350    District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62, 3.55% due
Columbia - 1.9%                    6/01/2017 (a)(k)                                                                        17,350
                         13,040    District of Columbia, GO, Refunding, VRDN, Series C, 3.55% due 6/01/2026 (b)(k)         13,040
                         96,600    District of Columbia, GO, TRAN, 4% due 9/29/2006                                        97,142
                         17,025    District of Columbia Hospital Revenue Bonds, FLOATS, VRDN, Series 712, 3.59% due
                                   7/15/2019 (k)                                                                           17,025
                          8,500    Metropolitan Washington Airports Authority, CP, 3.20% due 2/13/2006                      8,500
                         17,500    Metropolitan Washington Airports Authority, CP, 3.30% due 3/15/2006                     17,500

Florida - 2.6%           13,885    Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds, MSTR,
                                   VRDN, Series SGA-38, 3.53% due 9/01/2021 (f)(k)                                         13,885
                         15,500    Eagle Tax-Exempt Trust, Florida State Board of Education, GO, VRDN, Series
                                   2005-0057, Class A, 3.55% due 6/01/2035 (k)                                             15,500
                          8,000    Florida State Board of Education, GO, MSTR, VRDN, Series SGA-139, 3.53% due
                                   6/01/2032 (f)(k)                                                                         8,000
                          6,220    Florida State Board of Education, Lottery Revenue Bonds, FLOATS, VRDN, Series
                                   858, 3.55% due 1/01/2017 (f)(k)                                                          6,220
                          2,850    Florida State Board of Education, Lottery Revenue Bonds, ROCS, VRDN, Series
                                   II-R-4521, 3.55% due 7/01/2020 (b)(k)                                                    2,850
                         20,915    Florida State Department of  Environmental Protection, Preservation Revenue
                                   Refunding Bonds, VRDN, Series B, 5% due 7/01/2006 (f)(k)                                21,124
                         28,000    Florida State, Revenue Refunding Bonds, MERLOTS, VRDN, Series A-22, 3.35% due
                                   7/01/2027 (k)                                                                           28,000
                          6,000    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                   Bonds (Adventist Health System), VRDN, Series C, 3.56% due 11/15/2021 (k)                6,000
                          3,965    Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
                                   MERLOTS, VRDN, AMT, Series A18, 3.59% due 10/01/2013 (f)(k)                              3,965
                          2,866    Hillsborough County, Florida, Port District Revenue Refunding Bonds, FLOATS,
                                   VRDN, AMT, Series 1019, 3.59% due 6/01/2018 (f)(k)                                       2,866
                          2,680    Jacksonville Electric Authority, Florida, Water and Sewer System Revenue
                                   Refunding Bonds, PUTTERS, VRDN, Series 408, 3.55% due 10/01/2011 (b)(k)                  2,680
                          4,595    Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, VRDN, Series B26, 3.54%
                                   due 10/01/2027 (f)(k)                                                                    4,595
                         24,100    Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                                   VRDN, 3.53% due 7/15/2022 (k)                                                           24,100
                          5,870    Miami-Dade County, Florida, GO, ROCS, VRDN, Series II-R-387, 3.55% due
                                   7/01/2028 (b)(k)                                                                         5,870
                          6,000    Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN, Series
                                   Z-9, 3.59% due 4/17/2015 (f)(k)                                                          6,000
                         32,195    Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 532, 3.55% due 11/15/2015 (a)(k)                                                 32,195
                         18,595    Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 830, 3.55% due 11/15/2022 (e)(k)                                                 18,595
                         10,000    Palm Beach County, Florida, Health Facilities Authority, CP, 3.23% due 2/23/2006        10,000
                          2,080    Palm Beach County, Florida, School Board, COP, ROCS, VRDN, Series II-R-2105, 3.53%
                                   due 8/01/2015 (b)(k)                                                                     2,080
                          1,885    Reedy Creek, Florida, Improvement District, Florida Utilities Revenue Bonds, ROCS,
                                   VRDN, Series II-R-4027, 3.55% due 10/01/2023 (f)(k)                                      1,885
                         18,000    Sunshine State Governmental Finance Commission, CP, 3.18% due 2/10/2006                 18,000
                          2,140    Volusia County, Florida, School Board, COP, PUTTERS, VRDN, Series 970, 3.55% due
                                   2/01/2013 (f)(k)                                                                         2,140
                          5,515    Volusia County, Florida, School Board, COP, ROCS, VRDN, Series II-R-2212, 3.55%
                                   due 8/01/2023 (f)(k)                                                                     5,515

Georgia - 1.5%            4,215    Albany-Dougherty County, Georgia, Hospital Authority, Revenue Refunding Bonds,
                                   FLOATS, VRDN, Series L3J, 3.58% due 9/01/2020 (a)(k)                                     4,215
                         16,300    Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                                   VRDN, Second Series, 3.58% due 12/01/2018 (k)                                           16,300
                          7,000    Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN, Series C-2, 3.51%
                                   due 1/01/2030 (f)(k)                                                                     7,000
                          4,000    Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing Revenue Bonds
                                   (Lindbergh City Center Apartment Project), AMT, VRDN, 3.58% due 11/01/2044 (k)           4,000
                          3,000    Atlanta, Georgia, Water and Wastewater Revenue Bonds, MSTR, VRDN, SGA-145, 3.60%
                                   due 11/01/2033 (f)(k)                                                                    3,000
                          4,245    Atlanta, Georgia, Water and Wastewater Revenue Bonds, ROCS, VRDN, Series II-R-324,
                                   3.56% due 11/01/2043 (e)(k)                                                              4,245
                          8,000    Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, VRDN, Series
                                   SGS-140, 3.60% due 10/01/2032 (e)(k)                                                     8,000
                          5,085    Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                   Corporation-Vogtle), VRDN, 3.55% due 1/01/2022 (a)(k)                                    5,085
                         10,545    Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                   (Delta Air Lines Project), VRDN, AMT, Series B, 3.63% due 5/01/2035 (k)                 10,545
                          6,500    Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                   (Delta Air Lines Project), VRDN, AMT, Series C, 3.63% due 5/01/2035 (k)                  6,500
                         10,135    Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                   (Delta Air Lines Project), VRDN, Series A, 3.57% due 6/01/2029 (k)                      10,135
                          9,100    Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                                   VRDN, Series 2005-0009, Class A, 3.56% due 11/01/2043 (e)(k)                             9,100
                          4,475    Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                                   VRDN, Series A, 3.56% due 11/01/2028 (e)(k)                                              4,475
                         10,585    Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 3.56% due
                                   11/01/2017 (k)                                                                          10,585
                          6,815    Georgia Municipal Electric Authority, Power Revenue Bonds (MACON Trust), VRDN,
                                   Series E, 3.59% due 1/01/2017 (k)                                                        6,815
                          2,590    Gwinnett County, Georgia, Development Authority, COP, ROCS, VRDN, Series II-R-6009,
                                   3.56% due 1/01/2021 (f)(k)                                                               2,590
                         13,000    Macon-Bibb County, Georgia, Urban Development Authority, Revenue Bonds (Bibb County
                                   Law Enforcement Center Project), VRDN, 3.52% due 7/01/2025 (k)                          13,000
                         11,000    Monroe County, Georgia, Development Authority, PCR (Georgia Power Company-Scherer),
                                   VRDN, Second Series 95, 2.83% due 5/05/2006 (k)                                         11,000

Hawaii - 0.4%             7,930    Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 3.56% due
                                   7/01/2011 (e)(k)                                                                         7,930
                          7,500    Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox Memorial
                                   Hospital), VRDN, Series B-2, 3.50% due 7/01/2033 (k)(n)                                  7,500
                          4,620    Hawaii State, Revenue Bonds, GO, Refunding, ROCS, VRDN, Series II-R-417, 3.56%
                                   due 7/01/2010 (a)(k)                                                                     4,620
                          1,995    Hawaii State, Revenue Bonds, ROCS, VRDN, Series II-R-6504, 3.56% due
                                   10/01/2024 (f)(k)                                                                        1,995
                         15,995    Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2002-186,
                                   Class A, 3.60% due 2/25/2021 (f)(k)                                                     15,995

Idaho - 0.2%             15,000    Idaho State, GO, TAN, 4% due 6/30/2006                                                  15,099

Illinois - 10.0%         14,285    ABN AMRO Munitops Certificates Trust, Chicago, Illinois, GO, VRDN, Series 2001-31,
                                   3.54% due 1/01/2009 (b)(k)                                                              14,285
                         45,400    Aurora, Illinois, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1152,
                                   3.59% due 6/01/2040 (k)                                                                 45,400
                         15,395    Aurora, Illinois, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1154,
                                   3.59% due 6/01/2040 (k)                                                                 15,395
                         26,791    Aurora (Kane, DuPage and Will Counties) and Springfield (Sangamon County),
                                   Illinois, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1021, 3.59% due
                                   3/01/2006 (k)                                                                           26,791
                          4,760    Boone, McHenry & DeKalb Counties, Illinois, Community Unit School District
                                   Number 100, GO, FLOATS, VRDN, Series 1138, 3.58% due 12/01/2020 (f)(k)                   4,760
                          6,000    Chicago, Illinois, Board of Education, GO, TOCS, VRDN, Series Z-8, 3.59% due
                                   10/28/2025 (b)(k)                                                                        6,000
                          8,110    Chicago, Illinois, GO, Refunding, PUTTERS, VRDN, Series 737, 3.55% due
                                   1/01/2013 (e)(k)                                                                         8,110
                          3,100    Chicago, Illinois, GO, TOCS, VRDN, Series Z-10, 3.46% due 6/29/2029 (b)(k)               3,100
                         11,080    Chicago, Illinois, GO, VRDN, Series B, 3.40% due 1/01/2012 (k)                          11,080
                         17,250    Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago Area,
                                   GO, Refunding, VRDN, Series A, 3.50% due 12/01/2031 (k)                                 17,250
                         10,600    Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT, Series A,
                                   3.58% due 1/01/2029 (f)(k)                                                              10,600
                         29,600    Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT, Series B,
                                   3.58% due 1/01/2029 (f)(k)                                                              29,600
                          5,785    Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2021, 3.56% due 1/01/2020 (a)(k)                                                    5,785
                          2,700    Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                   Series II-R-239, 3.60% due 1/01/2022 (e)(k)                                              2,700
                          5,995    Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                   Series II-R-250, 3.60% due 1/01/2034 (g)(k)                                              5,995
                         14,300    Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds
                                   (Compagnie Nationale-Air France), VRDN, AMT, 3.56% due 5/01/2018 (k)                    14,300
                          6,755    Chicago, Illinois, Park District, GO, Refunding, ROCS, VRDN, Series II-R-4002,
                                   3.56% due 1/01/2023 (b)(k)                                                               6,755
                         75,475    Chicago, Illinois, Second Lien Water Revenue Refunding Bonds, VRDN, 3.52% due
                                   11/01/2031 (f)(k)                                                                       75,475
                          3,360    Cook County, Illinois, GO, Refunding, ROCS, VRDN, Series II-R-2063, 3.56% due
                                   11/15/2021 (f)(k)                                                                        3,360
                         11,000    Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309,
                                   3.56% due 12/01/2026 (k)                                                                11,000
                          9,900    Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301, 3.56%
                                   due 1/01/2017 (k)                                                                        9,900
                         30,000    Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303, 3.56%
                                   due 11/15/2025 (a)(k)                                                                   30,000
                         14,355    Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
                                   Class 1306, 3.56% due 6/15/2029 (k)                                                     14,355
                         11,000    Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 01, Class 1307, 3.56%
                                   due 11/01/2022 (k)                                                                      11,000
                         11,100    Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 02, Class 1302, 3.56%
                                   due 2/01/2027 (k)                                                                       11,100
                          3,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                   Dedicated State Tax Revenue Bonds, VRDN, Series 2004-0030, Class A, 3.56% due
                                   6/15/2042 (f)(k)                                                                         3,000
                          3,400    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                   Hospitality Facilities Revenue Bonds, Class 49, VRDN, Series A, 3.56% due
                                   7/01/2026 (k)                                                                            3,400
                          5,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                   VRDN, Series 2002-6001, Class A, 3.56% due 12/15/2028 (f)(k)                             5,000
                          2,000    Eagle Tax-Exempt Trust, Regional Transportation Authority, Illinois, Revenue
                                   Bonds, VRDN, Series 2005-0003, Class A, 3.56% due 6/01/2034 (e)(k)                       2,000
                          5,000    Illinois Development Finance Authority, Water Facilities Revenue Refunding Bonds
                                   (Illinois American Water Company), VRDN, AMT, 3.63% due 3/01/2032 (f)(k)                 5,000
                          8,450    Illinois Educational Facilities Authority Revenue Bonds (Art Institute of
                                   Chicago), VRDN, 3.58% due 3/01/2027 (k)                                                  8,450
                          4,600    Illinois Educational Facilities Authority Revenue Bonds (Chicago Historical
                                   Society), VRDN, 3.58% due 12/01/2025 (k)                                                 4,600
                          6,265    Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT,
                                   Series A, 3.56% due 5/01/2037 (k)                                                        6,265
                            450    Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT,
                                   Series B, 3.63% due 5/01/2037 (k)                                                          450
                         45,000    Illinois Health Facilities Authority, CP, 2.83% due 1/12/2006                           45,000
                         10,000    Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled,
                                   VRDN, Series B, 3.55% due 8/01/2020 (k)                                                 10,000
                         18,735    Illinois Health Facilities Authority Revenue Refunding Bonds (University of
                                   Chicago Hospitals), VRDN, 3.53% due 8/01/2026 (f)(k)                                    18,735
                          2,940    Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 3.61% due
                                   12/15/2020 (a)(k)                                                                        2,940
                         12,500    Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage
                                   Health System), VRDN, Series B, 3.57% due 11/01/2038 (k)                                12,500
                         50,000    Illinois State, GO, COP, VRDN, 4.50% due 4/28/2006 (k)                                  50,220
                         40,000    Illinois State, GO, COP, VRDN, 4.50% due 5/30/2006 (k)                                  40,218
                          8,975    Illinois State, GO, MERLOTS, VRDN, Series B04, 3.54% due 12/01/2024 (e)(k)               8,975
                         16,495    Illinois State, GO, Refunding, FLOATS, VRDN, Series 743D, 3.55% due
                                   8/01/2015 (f)(h)(k)                                                                     16,495
                          5,855    Illinois State, GO, Refunding, MERLOTS, VRDN, Series A49, 3.54% due 8/01/2013 (f)(k)     5,855
                         16,605    Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN, AMT,
                                   Series A-I, 3.55% due 9/01/2034 (f)(k)                                                  16,605
                          5,725    Kane County, Illinois, School District Number 129 (Aurora West Side), GO,
                                   Refunding, PUTTERS, VRDN, Series 1113,  3.55% due 2/01/2013 (b)(k)                       5,725
                          4,600    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                   Revenue Bonds, ROCS, VRDN, Series II-R-271, 3.64% due 12/15/2032 (f)(k)                  4,600
                          6,250    Municipal Securities Trust Certificates, Chicago, Illinois, Board of Education,
                                   GO, VRDN, Series 2005-237, Class A, 3.67% due 1/04/2024 (b)(k)(l)                        6,250
                         29,950    Municipal Securities Trust Certificates, Chicago O'Hare Airport, Illinois,
                                   Revenue Bonds, VRDN, AMT, Series 2001-151, Class A, 3.57% due 6/30/2015 (a)(k)(l)       29,950
                         29,085    Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                   VRDN, Series 2001-145, Class A, 3.60% due 11/15/2029 (b)(k)                             29,085
                         33,895    Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                   VRDN, Series 2002-191, Class A, 3.60% due 3/18/2019 (b)(k)                              33,895
                         31,615    Municipal Securities Trust Certificates, Metropolitan Pier and Exposition
                                   Authority, Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157, Class A,
                                   3.60% due 10/05/2017 (b)(k)                                                             31,615
                         26,045    Municipal Securities Trust Certificates, Revenue Refunding Bonds, Chicago O'Hare
                                   International Airport, Illinois, VRDN, AMT, Series 2000-93, Class A, 3.57% due
                                   10/04/2012 (a)(k)                                                                       26,045
                         19,840    Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN, Series A24, 3.54%
                                   due 7/01/2032 (f)(k)                                                                    19,840
                          4,910    Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN, Series A41, 3.54%
                                   due 6/01/2017 (b)(k)                                                                     4,910
                         32,940    Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 818-D, 3.55% due 7/01/2033 (b)(k)                                          32,940
                          8,300    Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company
                                   Project), VRDN, AMT, 3.55% due 3/01/2028 (k)                                             8,300
                          6,000    Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company
                                   Project), VRDN, AMT, 3.55% due 7/01/2031 (k)                                             6,000
                         10,000    Will County, Illinois, M/F Housing Redevelopment, Revenue Refunding Bonds
                                   (Woodlands Crest Hill), VRDN, AMT, 3.01% due 2/15/2031 (d)(k)                           10,000

Indiana - 5.8%           10,000    ABN AMRO Munitops Certificates Trust, South Bend, Indiana, Community School
                                   District, VRDN, Series 1998-5, 3.56% due 4/05/2006 (e)(k)                               10,000
                          7,335    Benton, Indiana, School Improvement Building Corporation, Revenue Bonds, PUTTERS,
                                   VRDN, Series 903, 3.55% due 1/15/2013 (f)(k)                                             7,335
                          5,390    Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS, VRDN, Series
                                   II-R-2065, 3.56% due 7/15/2020 (f)(k)                                                    5,390
                         13,000    Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 3.58% due
                                   10/01/2037 (k)                                                                          13,000
                         13,000    Hammond, Indiana, Sewer and Solid Waste Disposal, Revenue Refunding Bonds
                                   (Cargill Inc. Project), VRDN, AMT, 3.62% due 12/01/2024 (k)                             13,000
                         24,825    Indiana Bond Bank, Advance Funding Program Revenue Notes, VRDN, 3.20% due
                                   2/02/2006 (k)                                                                           24,825
                         50,000    Indiana Bond Bank, Advance Funding Program Revenue Notes, VRDN, Series A, 3.25%
                                   due 1/26/2006 (k)                                                                       50,034
                         55,600    Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Clarian
                                   Health Obligation Group), VRDN, Series C, 3.52% due 3/01/2030 (k)                       55,600
                         37,100    Indiana Health Facilities Financing Authority, Hospital Revenue Bonds (Clarian
                                   Health Partners), VRDN, Series H, 3.52% due 3/01/2033 (k)                               37,100
                         51,800    Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                                   (Clarian Health Partners), VRDN, Series B, 3.52% due 2/15/2026 (k)                      51,800
                         50,800    Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                                   (Clarian Health Partners), VRDN, Series C, 3.52% due 2/15/2026 (k)                      50,800
                            350    Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                                   Designated Pool), VRDN, 3.58% due 1/01/2012 (k)                                            350
                         14,500    Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension
                                   Health Credit Group), VRDN, Series A-2, 2.72% due 6/01/2006 (k)                         14,500
                          7,000    Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension
                                   Health Credit Group), VRDN, Series A-4, 2.50% due 3/01/2006 (k)                          7,000
                         17,700    Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                                   (Ascension Health Credit Group), VRDN, Series B, 3.53% due 11/15/2039 (k)               17,700
                         40,250    Indiana State Development Finance Authority, Environmental Revenue Bonds
                                   (PSI Energy Inc. Projects), VRDN, AMT, Series A, 3.65% due 12/01/2038 (k)               40,250
                          5,305    Indiana State Office Building Commission, Facilities Revenue Bonds, ROCS,
                                   VRDN, Series II-R-4534, 3.56% due 7/01/2020 (k)                                          5,305
                          1,989    Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 942D, 3.55% due 12/01/2022 (b)(k)                                           1,989
                         34,995    Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Tax-Exempt,
                                   GO, VRDN, Series 2002-192, Class A, 3.56% due 6/18/2014 (f)(k)                          34,995
                         11,815    New Albany-Floyd County, Indiana, Independent School Building Corporation, Revenue
                                   Refunding Bonds, PUTTERS, VRDN, Series 879, 3.55% due 6/01/2013 (e)(k)                  11,815
                          6,590    Pike County, Indiana, Multi-School Building Corporation, Revenue Refunding
                                   Bonds, PUTTERS, VRDN, Series 1122, 3.55% due 7/15/2012 (f)(k)                            6,590
                         25,000    Trustees of Indiana University, CP, 3.22% due 5/15/2006                                 25,000
                          7,700    Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North
                                   America Project), VRDN, AMT, 3.55% due 7/01/2035 (k)                                     7,700
                          2,400    Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (Amoco Oil
                                   Company Project), VRDN, AMT, 3.55% due 1/01/2026 (k)                                     2,400
                          1,000    Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (Amoco Oil
                                   Company Project), VRDN, AMT, 3.55% due 7/01/2031 (k)                                     1,000
                          6,800    Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products
                                   of North America), VRDN, AMT, 3.55% due 1/01/2038 (k)                                    6,800
                         25,600    Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding
                                   Bonds (Amoco Oil Company Project), VRDN, AMT, 3.55% due 1/01/2026 (k)                   25,600

Iowa - 1.2%              20,000    Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds (Iowa
                                   Health System), VRDN, Series B-3, 3.55% due 2/15/2035 (a)(k)                            20,000
                          1,250    Iowa Higher Education Loan Authority, Revenue Bonds (University of Dubuque), RAN,
                                   Series C, 4.75% due 5/24/2006                                                            1,255
                         73,655    Iowa State, TRAN, 4.50% due 6/30/2006                                                   74,118
                         10,000    Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric), VRDN,
                                   Series A, 3.60% due 9/01/2016 (k)                                                       10,000

Kansas - 0.1%             3,985    Kansas State Department of Transportation, Highway Revenue Bonds, ROCS, VRDN,
                                   Series II-R-6020, 3.56% due 3/01/2019 (e)(k)                                             3,985
                          2,775    Reno and Labette Counties, Kansas, S/F Mortgage Revenue Bonds, FLOATS, VRDN,
                                   Series 915, 3.59% due 12/01/2015 (k)                                                     2,775

Kentucky - 2.9%           2,500    Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                                   Chemicals Project), VRDN, AMT, 3.65% due 6/01/2021 (k)                                   2,500
                          1,811    Breckinridge County, Kentucky, Lease Program Revenue Bonds (Kentucky Association
                                   of Counties Leasing Trust), VRDN, Series A, 3.53% due 2/01/2032 (k)                      1,811
                         20,930    Carroll County, Kentucky, Solid Waste, CP, 3.15% due 1/24/2006                          20,930
                         24,100    Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                                   (Scott Paper Company Project), VRDN, AMT, Series A, 3.55% due 12/01/2023 (k)            24,100
                          3,375    Eagle Tax-Exempt Trust, Kentucky State Property and Buildings Commission, Revenue
                                   Refunding Bonds, VRDN, Series 2004-0002, Class A, 3.56% due 10/01/2018 (e)(k)            3,375
                         12,500    Jefferson County, Kentucky, CP, 3.16% due 2/01/2006                                     12,500
                         22,500    Jefferson County, Kentucky, CP, 3.20% due 2/01/2006                                     22,500
                         12,500    Jefferson County, Kentucky, CP, 3.23% due 2/01/2006                                     12,500
                          2,200    Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding
                                   Bonds, VRDN, Series B, 3.57% due 10/01/2030 (k)                                          2,200
                         55,000    Kentucky Asset/Liability Commission, General Fund Revenue Bonds, TRAN, Series A,
                                   4% due 6/28/2006                                                                        55,351
                          6,840    Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 739, 3.55% due 2/01/2018 (f)(k)                                             6,840
                         36,475    Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS,
                                   VRDN, Series 488, 3.55% due 7/01/2007 (e)(k)                                            36,475
                          4,395    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                   and Drain System Revenue Bonds, ROCS, VRDN, Series II-R-304, 3.56% due
                                   5/15/2037 (b)(k)                                                                         4,395
                         48,285    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer
                                   and Drain System Revenue Refunding Bonds, VRDN, Series B, 3.55% due 5/15/2023 (e)(k)    48,285
                         14,950    Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 3.53% due 9/01/2034 (k)   14,950

Louisiana - 2.5%         17,700    Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN, AMT,
                                   3.62% due 3/01/2025 (k)                                                                 17,700
                          4,220    East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds,
                                   FLOATS, VRDN, AMT, Series 996, 3.61% due 6/02/2008 (k)                                   4,220
                         31,536    Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                                   VRDN, Series B, 3.715% due 12/03/2007 (k)                                               31,536
                         10,000    Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                   Revenue Bonds, PUTTERS, VRDN, Series 522, 3.57% due 12/01/2008 (k)                      10,000
                         25,000    Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                   Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 3.54% due
                                   1/01/2028 (e)(k)                                                                        25,000
                          9,460    Louisiana HFA, Mortgage Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 1066,
                                   3.61% due 3/01/2036 (k)                                                                  9,460
                         45,460    Louisiana HFA, Mortgage Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 1069,
                                   3.61% due 12/01/2047 (f)(k)                                                             45,460
                          4,428    Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 4.417% due
                                   4/28/2006 (k)                                                                            4,428
                          6,000    Louisiana Local Government, Environmental Facilities, Community Development
                                   Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT, 3.71%
                                   due 12/01/2037 (k)                                                                       6,000
                          4,965    Louisiana Public Facilities Authority, Advanced Funding Revenue Bonds, Series A,
                                   4.50% due 10/19/2006                                                                     5,023
                          3,475    Louisiana Public Facilities Authority, Advanced Funding Revenue Bonds, Series D,
                                   4.50% due 10/19/2006                                                                     3,516
                            300    Louisiana Public Facilities Authority, Advanced Funding Revenue Bonds, Series E,
                                   4.50% due 10/19/2006                                                                       304
                          2,850    Louisiana Public Facilities Authority Revenue Bonds (Air Products and Chemicals
                                   Project), VRDN, AMT, 3.65% due 12/01/2039 (k)                                            2,850
                         13,210    Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital
                                   Facilities Loan Program), VRDN, Series C, 4.01% due 7/01/2024 (k)                       13,210
                          4,195    Louisiana State, GO, Refunding, ROCS, VRDN, Series II-R-1069, 3.56% due 8/01/2017 (k)    4,195
                          5,095    New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                   MERLOTS, VRDN, Series A46, 3.54% due 7/15/2028 (a)(k)                                    5,095
                          8,115    New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                   ROCS, VRDN, Series II-R-4038, 3.58% due 7/15/2023 (a)(k)                                 8,115
                         11,500    New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Bonds, FLOATS,
                                   VRDN, AMT, Series 990, 3.61% due 6/02/2008 (k)                                          11,500
                          3,150    New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Bonds, FLOATS,
                                   VRDN, AMT, Series 1185, 3.64% due 6/01/2006 (k)                                          3,150
                          3,000    New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding Bonds,
                                   FLOATS, VRDN, AMT, Series 1137, 3.66% due 12/01/2044 (k)                                 3,000
                          7,700    Saint Charles Parish, Louisiana, PCR (Shell Oil Company-Norco Project), VRDN, AMT,
                                   3.60% due 11/01/2021 (k)                                                                 7,700
                          4,400    South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                                   Petroleum), VRDN, 3.40% due 7/01/2018 (k)                                                4,400

Maryland - 1.7%          35,700    Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum), FLOATS,
                                   VRDN, 3% due 10/14/2011 (k)                                                             35,700
                          8,900    Maryland State Community Development Administration, Revenue Refunding Bonds
                                   (Department of Housing and Community Development), VRDN, Series F, 3.12% due
                                   11/24/2006 (k)                                                                           8,900
                          6,220    Maryland State, GO, PUTTERS, VRDN, Series 1161, 3.55% due 7/15/2013 (k)                  6,220
                         36,360    Maryland State Health and Higher Educational Facilities Authority, Revenue
                                   Refunding Bonds, FLOATS, VRDN, Series 867, 3.55% due 7/01/2019 (b)(k)                   36,360
                         48,670    Metropolitan Washington Airports Authority, D.C., Airport System Revenue
                                   Refunding Bonds, MERLOTS, VRDN, AMT, Series C35, 1.73% due 10/01/2014 (f)(k)(l)         48,670
                          9,225    Metropolitan Washington Airports Authority, D.C., System Revenue Bonds, ROCS,
                                   VRDN, Series II-R-195, 3.60% due 10/01/2032 (b)(k)                                       9,225
                         14,000    Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding,
                                   VRDN, 3.55% due 3/01/2034 (k)                                                           14,000

Massachusetts - 1.8%     10,000    Eagle Tax Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
                                   Class 2101, 3.55% due 6/15/2033 (k)                                                     10,000
                         20,000    Easton, Massachusetts, GO, BAN, 4.25% due 10/20/2006                                    20,185
                         12,000    Lawrence, Massachusetts, GO, BAN, 4.50% due 12/22/2006                                  12,120
                          8,000    Massachusetts State Development Finance Agency, Revenue Bonds (Suffolk University),
                                   VRDN, Series A, 3.58% due 7/01/2035 (k)(m)                                               8,000
                         29,687    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 716D, 3.55% due
                                   8/01/2018 (f)(k)                                                                        29,687
                          2,700    Massachusetts State, GO, Refunding, VRDN, Series A, 3.37% due 9/01/2016 (k)              2,700
                         20,440    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Capital Asset Program), VRDN, Series E, 3.40% due 1/01/2035 (k)                        20,440
                         10,500    Massachusetts State Heritage, CP, 3.22% due 1/25/2006                                   10,500
                         39,250    Massachusetts State Heritage, CP, 3.17% due 2/07/2006                                   39,250
                         15,000    Pembroke, Massachusetts, GO, Refunding, BAN, 4% due 8/03/2006                           15,095

Michigan - 3.3%           4,615    Detroit, Michigan, City School District, GO, VRDN, Series A, 3.59% due
                                   5/01/2029 (e)(k)                                                                         4,615
                         48,450    Detroit, Michigan, City School District, MERLOTS, VRDN, Series A113, 2.96%
                                   due 7/26/2006 (k)                                                                       48,450
                          6,270    Detroit, Michigan, Sewage Disposal System Revenue Refunding Bonds, MERLOTS, VRDN,
                                   Series B-02, 3.54% due 7/01/2028 (e)(k)                                                  6,270
                          9,755    Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, MSTR, VRDN, SGB-47-A,
                                   3.56% due 7/01/2028 (e)(k)                                                               9,755
                          8,200    Eagle Tax-Exempt Trust, Detroit, Michigan, City School District, GO, Refunding,
                                   VRDN, Series 2005-0072, Class A, 3.56% due 5/01/2032 (k)                                 8,200
                          8,910    Eagle Tax-Exempt Trust, Detroit, Michigan, GO, VRDN, Series 2004-1006, Class A,
                                   3.56% due 4/01/2009 (f)(k)                                                               8,910
                          6,900    Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System, VRDN,
                                   Series A, 3.56% due 1/01/2022 (b)(k)(l)                                                  6,900
                         35,000    Michigan Municipal Bond Authority, Revenue Refunding Bonds, Series B-2, 4% due
                                   8/18/2006                                                                               35,232
                         25,000    Michigan State Building Authority, Multi-Modal Revenue Refunding Bonds
                                   (Facilities Program), VRDN, Series I, 3.07% due 10/15/2039 (k)                          25,000
                          4,265    Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2064, 3.56% due 10/15/2021 (f)(k)                                                   4,265
                         71,000    Michigan State, GO, Series A, 4.50% due 9/29/2006                                       71,641
                         28,200    Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health), VRDN,
                                   Series B-1, 3.36% due 11/15/2033 (k)                                                    28,200
                         22,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                                   VRDN, Series K, 3.54% due 11/15/2023 (f)(k)                                             22,000
                          4,250    Michigan State Strategic Fund, CP, 3.55% due 1/05/2006                                   4,250
                          9,100    University of Michigan, University Hospital Revenue Refunding Bonds, VRDN,
                                   Series A, 3.50% due 12/01/2019 (k)                                                       9,100
                          6,900    University of Michigan, University Hospital Revenue Refunding Bonds, VRDN, Series
                                   A-2, 3.50% due 12/01/2024 (k)                                                            6,900

Minnesota - 1.9%         30,000    City of Rochester, Minnesota, CP, 3.15% due 2/06/2006                                   30,000
                         29,750    City of Rochester, Minnesota, CP, 3.18% due 2/09/2006                                   29,750
                         17,467    Duluth, Minnesota, EDA, Health Care Facilities, Revenue Refunding Bonds, FLOATS,
                                   VRDN, Series 895, 3.55% due 2/15/2020 (a)(k)                                            17,467
                          5,000    Minneapolis and St. Paul, Minnesota, Metropolitan Airports Commission, Airport
                                   Revenue Refunding Bonds, PUTTERS, VRDN, AMT, Series 928, 3.58% due 1/01/2013 (a)(k)      5,000
                         14,000    Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview
                                   Health Services Project), VRDN, Series B, 3.51% due 11/15/2029 (a)(k)                   14,000
                          2,500    Minnesota Rural Water Finance Authority, Public Projects Construction Revenue
                                   Notes, VRDN, 4.25% due 9/15/2006 (k)                                                     2,521
                         66,500    Minnesota State, CP, 3.18% due 2/09/2006                                                66,500
                          4,500    Minnesota State, CP, 3.16% due 3/09/2006                                                 4,500
                          1,695    Minnesota State, GO, ROCS, VRDN, Series II-R-4065, 3.56% due 8/01/2023 (k)               1,695

Mississippi - 2.3%        9,600    Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal Revenue
                                   Bonds (Mississippi Power Company Project), VRDN, AMT, 3.56% due 7/01/2025 (k)            9,600
                          3,520    Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal,
                                   Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT, 3.55%
                                   due 5/01/2028 (k)                                                                        3,520
                          5,200    Mississippi Business Finance Corporation Revenue Bonds (Mississippi Power Company),
                                   VRDN, AMT, 3.55% due 12/01/2027 (k)                                                      5,200
                         30,000    Mississippi Development Bank, Special Obligation Revenue Bonds (Municipal Gas
                                   Authority of Mississippi - Natural Gas Supply Project), VRDN, 3.60% due
                                   7/01/2015 (k)                                                                           30,000
                         12,500    Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 3.61% due
                                   10/01/2007 (k)                                                                          12,500
                        114,140    Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT, Series 1212,
                                   3.64% due 12/01/2008 (k)                                                               114,140
                         25,900    Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Mississippi
                                   Baptist Medical Center), VRDN, 3.54% due 7/01/2012 (k)                                  25,900
                          7,000    Mississippi State, Capital Improvement, GO, VRDN, 3.55% due 9/01/2025 (k)                7,000
                          5,450    University of Mississippi Educational Building Corporation Revenue Bonds (The
                                   University of Mississippi Medical Center Pediatric and Research Facilities Project),
                                   VRDN, 3.52% due 6/01/2034 (a)(k)                                                         5,450

Missouri - 0.9%          50,000    Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson
                                   Gallery Foundation), VRDN, Series A, 3.51% due 12/01/2033 (k)                           50,000
                          9,500    Missouri-Illinois Bi-State Development Agency, Subordinate Mass Transit Revenue
                                   Bonds (Metrolink Cross County Extension Project), VRDN, Series A, 3.50% due
                                   10/01/2035 (k)                                                                           9,500
                         20,000    Missouri State Health and Educational Facilities Authority, Health Facilities
                                   Revenue Bonds (BJC Health System), VRDN, Series B, 3.53% due 5/15/2034 (k)              20,000
                          3,855    Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding
                                   Bonds, VRDN, Series A, 3.987% due 5/15/2006 (k)                                          3,855

Nebraska - 1.8%          73,400    American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National Public
                                   Gas Agency Project), VRDN, Series B, 3.51% due 2/01/2014 (k)                            73,400
                         20,000    American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds, VRDN, Series A,
                                   3.60% due 12/01/2015 (k)                                                                20,000
                          2,000    Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds, VRDN,
                                   Series 1016, Class A, 3.56% due 1/01/2035 (a)(k)                                         2,000
                          4,365    Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS,
                                   VRDN, Series II-R-2051, 3.56% due 4/01/2022 (e)(k)                                       4,365
                          3,935    Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-205, 3.60%
                                   due 6/01/2013 (f)(k)                                                                     3,935
                         36,000    Nebraska Public Power District, CP, 3.12% due 2/08/2006                                 36,000
                          4,995    Nebraska Public Power District, Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-209, 3.56% due 1/01/2012 (f)(k)                                                     4,995
                         20,500    Omaha, Nebraska, Public Power District, CP, 3.22% due 5/02/2006                         20,500

Nevada - 1.2%            29,185    ABN AMRO Munitops Certificates Trust, Clark County, Nevada, Airport Revenue Bonds,
                                   VRDN, Series 1999-15, 3.54% due 1/02/2008 (f)(k)                                        29,185
                         33,000    Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN, Series A,
                                   3.49% due 7/01/2012 (f)(k)                                                              33,000
                          5,700    Clark County, Nevada, Airport System Subordinate Lien Revenue Refunding Bonds,
                                   VRDN, Series C, 3.49% due 7/01/2029 (b)(k)                                               5,700
                         10,000    Clark County, Nevada, CP, 3.08% due 1/24/2006                                           10,000
                          2,495    Clark County, Nevada, IDR, Refunding, PUTTERS, VRDN, AMT, Series 722, 3.58% due
                                   12/01/2012 (b)(k)                                                                        2,495
                          9,035    Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN, Series
                                   B 10, 3.54% due 6/01/2024 (f)(k)                                                         9,035
                          6,500    Nevada Housing Division Revenue Bonds (Multi-Unit Housing-Mesquite), VRDN, AMT,
                                   Series B, 3.62% due 5/01/2028 (k)                                                        6,500
                          5,850    Nevada State Department of Business and Industry, Solid Waste Disposal Revenue
                                   Bonds (Republic Services Inc. Project), VRDN, AMT, 3.86% due 12/01/2034 (k)              5,850
                          7,240    Washoe County, Nevada, School District, GO, ROCS, VRDN, Series II-R-2012, 3.56%
                                   due 6/01/2020 (b)(k)                                                                     7,240

New Hampshire - 1.7%     61,095    New Hampshire Health and Educational Facilities Authority, Revenue Refunding Bonds
                                   (Dartmouth Hitchcock Obligation), VRDN, Series A, 3.48% due 8/01/2031 (e)(k)            61,095
                          5,475    New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series 772, 3.55% due 1/01/2017 (b)(k)                              5,475
                         11,000    New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding
                                   Bonds, FLOATS, VRDN, Series 866, 3.55% due 8/15/2021 (b)(k)                             11,000
                          7,415    New Hampshire State Business Finance Authority, Resource Recovery Revenue Refunding
                                   Bonds (Wheelabrator), VRDN, Series A, 3.55% due 1/01/2018 (k)                            7,415
                         20,000    New Hampshire State Business Fund, CP, 3.13% due 2/03/2006                              20,000
                         50,600    New Hampshire State Business Fund, CP, 3.12% due 2/08/2006                              50,600

New Jersey - 2.3%        21,832    East Brunswick Township, New Jersey, BAN, 3% due 1/06/2006                              21,836
                         16,754    East Brunswick Township, New Jersey, GO, BAN, 4.25% due 1/05/2007                       16,901
                         14,740    New Jersey EDA, Revenue Bonds (Presbyterian Homes), VRDN, Series B, 3.51% due
                                   12/01/2032 (k)                                                                          14,740
                          8,370    New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                   Series 702, 3.55% due 7/01/2014 (f)(k)                                                   8,370
                         25,000    New Jersey State, TRAN, Series A, 4% due 6/23/2006                                      25,085
                         90,050    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1,
                                   3.55% due 1/01/2024 (e)(k)                                                              90,050
                         35,595    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2,
                                   3.36% due 1/01/2024 (e)(k)                                                              35,595

New Mexico - 1.2%        31,250    Hurley, New Mexico, PCR (Kennecott Santa Fe), UPDATES, VRDN, 2.60% due
                                   12/01/2015 (k)                                                                          31,250
                          7,370    New Mexico Finance Authority, Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-7509, 3.56% due 6/15/2023 (a)(k)                                                    7,370
                         53,409    New Mexico Mortgage Finance Authority, S/F Mortgage Program Revenue Bonds, VRDN,
                                   AMT, 4.39% due 3/01/2006 (k)                                                            53,409
                         15,000    New Mexico State, Severance Tax Refunding Bonds, VRDN, Series A, 5% due 7/01/2006 (k)   15,150

New York - 4.5%          86,105    Albany, New York, City School District, GO, BAN, Series B, 4% due 6/30/2006             86,648
                          6,000    Chautauqua County, New York, GO, TAN, 4% due 7/28/2006                                   6,038
                         24,000    Commack, New York, Union Free School District, GO, Refunding, BAN, 4.25% due
                                   11/17/2006                                                                              24,226
                         24,700    Eagle Tax-Exempt Trust, New York State Dormitory Authority (Memorial Sloan),
                                   VRDN, Series 98, Class 3202, 3.55% due 7/01/2023 (k)                                    24,700
                          4,000    Mineola, New York, Union Free School District, GO, TAN, 4% due 6/30/2006                 4,023
                          8,000    Monticello, New York, Central School District, GO, BAN, 4% due 7/28/2006                 8,049
                         13,995    Municipal Securities Trust Certificates Revenue Bonds, New York City, New York,
                                   City Transitional Finance Authority, VRDN, Series 2002-202, Class A, 3.56% due
                                   10/21/2010 (b)(k)(l)                                                                    13,995
                         24,000    New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC
                                   Project), VRDN, Series A, 3.52% due 11/01/2039 (k)                                      24,000
                         21,500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                   System, Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 3.55% due
                                   6/15/2024 (e)(k)                                                                        21,500
                          2,000    New York City, New York, City Transitional Finance Authority Revenue Bonds (New
                                   York City Recovery), VRDN, Series 1, Sub-Series 1C, 3.24% due 11/01/2022 (k)             2,000
                         15,000    New York City, New York, City Transitional Finance Authority Revenue Bonds (New
                                   York City Recovery), VRDN, Series 3, Sub-Series 3G, 3.37% due 11/01/2022 (k)            15,000
                         11,500    New York City, New York, City Transitional Finance Authority, Special Tax Revenue
                                   Refunding Bonds, VRDN, Series C, 3.37% due 2/01/2032 (k)                                11,500
                         21,070    New York State Dormitory Authority, Revenue Refunding Bonds, MERLOTS, VRDN, Series
                                   A-09, 2.78% due 5/15/2031 (a)(k)                                                        21,070
                         60,000    Suffolk County, New York, GO, TAN, Series I, 4.25% due 8/16/2006                        60,377
                         29,200    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                   VRDN, Series A, 3.38% due 11/01/2035 (k)                                                29,200
                         19,410    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                   VRDN, Series B, 3.49% due 1/01/2033 (k)                                                 19,410
                         10,000    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                   Bonds, VRDN, Series B, 3.47% due 1/01/2032 (a)(k)                                       10,000
                         21,225    Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                   Refunding Bonds, VRDN, Series D, 3.35% due 1/01/2031 (e)(k)                             21,225
                          7,000    William Floyd Union Free School District, Mastics-Moriches-Shirley, GO, BAN,
                                   3.75% due 6/27/2006                                                                      7,034

North Carolina - 1.5%    21,100    Chapel Hill University, North Carolina, Hospital Revenue Refunding Bonds, VRDN,
                                   Series B, 3.55% due 2/15/2031 (k)                                                       21,100
                         19,995    Municipal Securities Trust Certificates, North Carolina Eastern Municipal Power
                                   Agency, GO, Refunding, VRDN, Series 2002-201, Class A, 3.56% due 4/12/2017 (k)          19,995
                          8,165    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, MERLOTS,
                                   VRDN, Series A22, 3.54% due 1/01/2024 (k)                                                8,165
                         49,500    North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                                   (Novant Health Group), VRDN, Series A, 3.50% due 11/01/2034 (k)                         49,500
                         28,550    North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                   Memorial Health System), VRDN, Series A, 3.51% due 10/01/2035 (k)                       28,550
                          4,100    North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled Equipment
                                   Financing Project), ACES, VRDN, 3.45% due 12/01/2025 (f)(k)                              4,100
                          4,500    North Carolina State, GO, MERLOTS, VRDN, Series A23, 3.54% due 3/01/2027 (k)             4,500
                          3,500    Wake County, North Carolina, Industrial Facilities and Pollution Control Financing
                                   Authority Revenue Bonds (Solid Waste Disposal-Highway 55), VRDN, AMT, 3.62% due
                                   9/01/2013 (k)                                                                            3,500

Ohio - 1.6%                 210    Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M, 3.50% due
                                   1/01/2033 (e)(k)                                                                           210
                          4,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN, Series
                                   2004-34, Class A, 3.55% due 12/01/2031 (e)(k)                                            4,000
                         22,275    Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503, 3.55%
                                   due 2/15/2026 (k)                                                                       22,275
                          6,000    Greene County, Ohio, GO, BAN, 4.50% due 12/14/2006                                       6,061
                         28,000    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Twin Towers and Twin
                                   Lakes), VRDN, Series A, 3.46% due 7/01/2023 (k)                                         28,000
                          9,000    Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                   Redevelopment Corporation Project), VRDN, 3.55% due 8/01/2036 (k)                        9,000
                         14,500    Marysville, Ohio, Wastewater Treatment System Revenue Bonds, BAN, 4.50% due
                                   12/21/2006                                                                              14,653
                          3,500    Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN,
                                   Series A, 3.53% due 11/15/2022 (k)                                                       3,500
                          2,370    Municipal Securities Trust Certificates, Princeton, Ohio, City School District,
                                   GO, VRDN, Series SGB-50-A, 3.55% due 12/01/2030 (f)(k)                                   2,370
                          7,900    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                   Gas and Electric), VRDN, Series A, 3.67% due 9/01/2030 (k)                               7,900
                         16,300    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                   Gas and Electric), VRDN, Series B, 3.76% due 9/01/2030 (k)                              16,300
                         25,000    Ohio State, GO, Common Schools, VRDN, Series A, 3.54% due 3/15/2025 (k)                 25,000
                          2,500    Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT,
                                   3.85% due 11/01/2035 (k)                                                                 2,500
                          3,000    Shaker Heights, Ohio, GO, BAN, 4.50% due 12/08/2006                                      3,030

Oklahoma - 1.1%           1,630    Cleveland County, Oklahoma, Development Authority, Family Mortgage Revenue Refunding
                                   Bonds, VRDN, 4.26% due 5/25/2006 (k)                                                     1,630
                          3,300    Cleveland County, Oklahoma, Home Loan Authority, S/F Mortgage Revenue Refunding
                                   Bonds, VRDN, Series A, 3.01% due 4/25/2006 (k)                                           3,300
                         16,121    Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                                   VRDN, Series A, 4.37% due 4/03/2006 (k)                                                 16,121
                          3,584    Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                                   VRDN, Series A, 3.76% due 5/01/2006 (k)                                                  3,584
                         36,674    Oklahoma County, Oklahoma, HFA, S/F Mortgage Revenue Bonds, VRDN, Series A, 4.417%
                                   due 5/01/2006 (k)                                                                       36,674
                          9,692    Oklahoma County, Oklahoma, HFA, S/F Mortgage Revenue Bonds, VRDN, Series D, 4.39%
                                   due 2/01/2006 (k)                                                                        9,692
                          7,500    Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips
                                   Company Project), VRDN, AMT, 3.45% due 12/01/2006 (k)                                    7,500
                          2,500    Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips
                                   Company Project), VRDN, AMT, Series B, 3.68% due 8/01/2037 (k)                           2,500
                         10,405    Oklahoma State, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 3.28% due 8/31/2006 (k)     10,405
                          5,815    Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                                   VRDN, Series B, 3.53% due 8/15/2029 (f)(k)                                               5,815
                          2,870    Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds, FLOATS,
                                   VRDN, AMT, Series 1068, 3.59% due 12/01/2038 (k)                                         2,870

Oregon - 0.3%            11,730    ABN AMRO Munitops Certificates Trust, Portland, Oregon, GO, VRDN, Series 2001-4,
                                   3.54% due 6/01/2009 (f)(k)                                                              11,730
                          4,795    Eagle Tax-Exempt Trust, Oregon State Department of Administrative Services Revenue
                                   Bonds, VRDN, Series 2004-1010, Class A, 3.56% due 9/01/2009 (e)(k)                       4,795
                         10,560    Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, ROCS, VRDN,
                                   Series II-R-460, 3.56% due 10/01/2015 (a)(k)                                            10,560

Pennsylvania - 2.4%      37,320    Allegheny County, Pennsylvania, GO, Refunding, VRDN, Series C-50, 3.55% due
                                   5/01/2027 (k)                                                                           37,320
                          7,500    Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                   (University of Pittsburgh Medical Center), VRDN, Series B-1, 3.50% due 12/01/2016 (k)    7,500
                          2,500    Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                                   VRDN, 3.53% due 12/01/2014 (k)                                                           2,500
                         19,850    Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue
                                   Bonds, VRDN, Series D,3.50% due 12/01/2020 (k)                                          19,850
                         13,200    Emmaus, Pennsylvania, General Authority Revenue Bonds (Pennsylvania Loan Program),
                                   VRDN, Series A, 3.54% due 3/01/2030 (e)(k)                                              13,200
                         10,625    Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, Sub-Series A-10, 3.60%
                                   due 3/01/2024 (k)                                                                       10,625
                          9,897    Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN, Series
                                   820, 3.55% due 7/01/2022 (f)(k)                                                          9,897
                         10,000    Geisinger Health System, Pennsylvania, Revenue Refunding Bonds, VRDN, Series B,
                                   3.53% due 8/01/2022 (k)                                                                 10,000
                         12,000    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 3.55% due
                                   9/15/2020 (k)                                                                           12,000
                          4,995    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 3.54%
                                   due 2/15/2027 (f)(k)                                                                     4,995
                          6,700    Pennsylvania Economic Development Financing Authority, Wastewater Treatment Revenue
                                   Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B, 3.77% due
                                   10/01/2034 (k)                                                                           6,700
                          8,290    Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
                                   Series B, 3.51% due 12/01/2012 (k)                                                       8,290
                         11,000    Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                   Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series A,
                                   2.36% due 2/15/2014 (k)                                                                 11,000
                         41,865    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                   3.09% due 6/15/2023 (e)(k)                                                              41,865
                         13,000    Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds (Wellspan
                                   Health - York Hospital), VRDN, Series A, 3.48% due 6/07/2023 (a)(k)                     13,000

Rhode Island - 0.6%      12,500    Lincoln, Rhode Island, GO, BAN, 4.25% due 8/01/2006                                     12,589
                         26,100    Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 568,
                                   3.55% due 9/01/2017 (f)(k)                                                              26,100
                         15,940    Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 720,
                                   3.55% due 11/01/2022 (b)(k)                                                             15,940

South Carolina - 0.6%    12,195    ABN AMRO Munitops Certificates Trust, Lexington County, South Carolina, GO, VRDN,
                                   Series 2001-37, 3.56% due 2/01/2010 (b)(k)                                              12,195
                          5,000    Berkeley County, South Carolina, IDR (Nucor Corporation Project), VRDN, AMT,
                                   Series A, 3.63% due 3/01/2029 (k)                                                        5,000
                          6,380    Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                                   Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT, 3.58% due 4/01/2027 (k)          6,380
                          8,035    Medical University Hospital Authority, South Carolina, Hospital Facilities,
                                   Revenue Refunding Bonds, VRDN, Series A-5, 3.56% due 8/15/2027 (f)(i)(k)                 8,035
                          2,100    South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds,
                                   ROCS, VRDN, AMT, Series II-R-398, 3.60% due 7/01/2034 (e)(k)                             2,100
                          6,250    South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 3.68% due
                                   12/01/2033 (k)                                                                           6,250
                         12,500    South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS, VRDN,
                                   Series 728, 3.55% due 10/01/2022 (a)(k)                                                 12,500

Tennessee - 5.4%         57,210    Blount County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series A-4-A, 3.52% due 6/01/2032 (k)                  57,210
                         15,000    Blount County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series D-3-A, 3.52% due 6/01/2034 (k)                  15,000
                         34,610    Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                   (Tennessee Municipal Bond Fund), VRDN, 3.55% due 11/01/2027 (k)                         34,610
                         62,025    Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                   (Tennessee Municipal Bond Fund), VRDN, 3.55% due 6/01/2029 (k)                          62,025
                          1,460    Jackson, Tennessee, Health, Educational and Housing Facilities Board, M/F Housing
                                   Revenue Bonds (Villages at Old Hickory Project), VRDN, AMT, 3.92% due 12/01/2006 (k)     1,460
                          8,100    Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company Project),
                                   VRDN, 3.52% due 6/01/2023 (k)                                                            8,100
                          6,450    Memphis, Tennessee, Health, Educational and Housing Facility Board, M/F Housing
                                   Revenue Bonds (Chickasaw Place Apartments), VRDN, AMT, 3.61% due 6/01/2033 (k)           6,450
                          6,020    Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds
                                   (Not-for-Profit M/F Program), VRDN, 3.73% due 8/01/2032 (k)                              6,020
                          2,980    Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                                   Bonds (Montgomery County Loan Pool), VRDN, 3.55% due 7/01/2019 (k)                       2,980
                         40,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, AMT, Series III-A, 3.60% due 6/01/2028 (a)(k)          40,000
                          7,100    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series II-A-1, 3.53% due 6/01/2024 (a)(k)               7,100
                         10,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series III-D-2, 3.53% due 6/01/2017 (a)(k)             10,000
                          4,165    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series III-D-6, 3.53% due 6/01/2020 (a)(k)              4,165
                         18,900    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series III-E-1, 3.53% due 6/01/2025 (k)                18,900
                         10,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series III-E-4, 3.53% due 6/01/2025 (a)(k)             10,000
                          6,030    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series IV-A-4, 3.53% due 6/01/2020 (e)(k)               6,030
                         38,600    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-A-1, 3.52% due 6/01/2029 (k)                 38,600
                          6,700    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-B-1, 3.53% due 6/01/2024 (k)                  6,700
                         16,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-C-1, 3.53% due 6/01/2034 (a)(k)              16,000
                         10,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-C-2, 3.53% due 6/01/2039 (a)(k)              10,000
                         10,000    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-D-3, 3.53% due 6/01/2033 (a)(k)              10,000
                          7,400    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement Revenue Bonds, VRDN, Series VI-E-1, 3.53% due 6/01/2020 (a)(k)               7,400
                          4,135    Sevier County, Tennessee, Public Building Authority, Local Government Public
                                   Improvement, Revenue Refunding Bonds, VRDN, Series II-E-2, 3.53% due 6/01/2021 (a)(k)    4,135
                         18,000    Shelby County, Tennessee, CP, 3.14% due 2/03/2006                                       18,000
                          4,750    Shelby County, Tennessee, CP, 3.16% due 2/06/2006                                        4,750
                         12,250    Shelby County, Tennessee, CP, 3.05% due 2/07/2006                                       12,250
                          4,595    Shelby County, Tennessee, GO, Refunding, ROCS, VRDN, Series II-R-3023, 3.56% due
                                   4/01/2020 (f)(k)                                                                         4,595
                         29,245    Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series CN-1, 3.907% due
                                   8/10/2006 (k)                                                                           29,245
                          8,132    Tennessee State, CP, Series A, 2.88% due 1/05/2006                                       8,132
                         34,600    Tennessee State Local Development Authority, Revenue Bonds (Student Loan Program),
                                   BAN, Series A, 4% due 5/25/2006                                                         34,769

Texas - 13.6%            15,750    ABN AMRO Munitops Certificates Trust, Houston, Texas, Airport Revenue Bonds, VRDN,
                                   AMT, Series 1998-15, 3.61% due 7/05/2006 (b)(k)                                         15,750
                         13,500    ABN AMRO Munitops Certificates Trust, San Antonio, Texas, Electric and Gas Revenue
                                   Bonds, VRDN, Series 1998-22, 3.56% due 1/03/2007 (f)(k)(l)                              13,500
                         29,950    ABN AMRO Munitops Certificates Trust, San Antonio, Texas, Independent School
                                   District, VRDN, Series 1999-10, 3.54% due 3/07/2007 (k)                                 29,950
                          9,030    ABN AMRO Munitops Certificates Trust, Texas Permanent School Fund, Independent
                                   School District, GO, VRDN, Series 2001-8, 3.56% due 2/15/2007 (k)                        9,030
                          9,100    Alamo Heights, Texas Independent School District, GO, PUTTERS, VRDN, Series 980,
                                   3.55% due 2/01/2012 (k)                                                                  9,100
                          4,495    Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, ROCS, VRDN,
                                   Series II-R-6029, 3.56% due 11/15/2024 (a)(k)                                            4,495
                          6,610    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-1, 3.53% due
                                   8/15/2031 (f)(k)                                                                         6,610
                          5,900    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Scott & White Memorial Hospital), VRDN, Series B-1, 3.53% due 8/15/2029 (f)(k)    5,900
                         10,000    Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                                   Revenue Bonds (BASF Corp.), VRDN, AMT, 3.57% due 4/01/2032 (k)                          10,000
                          4,200    Brazos River Harbor Navigation District, Texas, Brazoria County Environmental
                                   Revenue Bonds (Dow Chemical Company), VRDN, Series A-2, 3.68% due 5/15/2033 (k)          4,200
                          2,400    Brazos River Harbor Navigation District, Texas, Brazoria County Environmental
                                   Revenue Bonds (Dow Chemical Company), VRDN, Series B-1, 3.61% due 5/15/2033 (k)          2,400
                         25,000    Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds (BASF
                                   Corporation Project), VRDN, AMT, 3.60% due 5/01/2038 (k)                                25,000
                          2,000    Brownsville, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-4074, 3.56% due 9/01/2024 (a)(k)                                                    2,000
                         18,487    Central Texas Housing Finance Corporation, VRDN, 4.37% due 7/03/2006 (k)                18,487
                          7,345    Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax Revenue
                                   Refunding Bonds, ROCS, VRDN, Series II-R-2001, 3.56% due 9/01/2017 (a)(k)                7,345
                          4,000    Corpus Christi, Texas, Industrial Development Crop, IDR (Dedietrich USA Incorporated
                                   Project), VRDN, AMT, 3.53% due 11/01/2008 (k)                                            4,000
                          3,730    Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2149, 3.56% due 7/15/2024 (e)(k)                                                    3,730
                          4,407    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, FLOATS, VRDN, AMT,
                                   Series 824, 3.59% due 11/01/2015 (a)(k)                                                  4,407
                          7,140    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
                                   Series 350, 3.58% due 5/01/2011 (f)(k)                                                   7,140
                          2,500    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
                                   Series 351, 3.58% due 5/01/2008 (e)(k)                                                   2,500
                          4,995    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
                                   Series 385, 3.58% due 5/01/2008 (b)(k)                                                   4,995
                          3,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                   Series II-R-268, 3.60% due 11/01/2033 (f)(k)                                             3,000
                          3,425    Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds, PUTTERS,
                                   VRDN, AMT, Series 1019, 3.58% due 5/01/2010 (b)(k)                                       3,425
                         25,300    Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT, Series
                                   SGB-49, 3.57% due 11/01/2023 (f)(k)                                                     25,300
                          9,495    Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT, Series
                                   SGB-52, 3.60% due 11/01/2017 (f)(k)                                                      9,495
                         23,885    Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN,
                                   AMT, Series SGB-46, 3.60% due 11/01/2020 (f)(k)                                         23,885
                          6,600    Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN,
                                   Series SGB-52, 3.56% due 11/01/2015 (b)(k)                                               6,600
                         27,500    Dallas, Texas, Area Rapid Transit, CP, 3.18% due 2/06/2006                              27,500
                         30,195    Dallas, Texas, Area Rapid Transit, CP, 3.12% due 2/13/2006                              30,195
                          2,830    Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2078, 3.56% due 12/01/2022 (a)(k)                                                   2,830
                          2,500    Denton, Texas, Independent School District, GO, VRDN, Series 2005-A, 3.58% due
                                   8/01/2035 (k)                                                                            2,500
                          8,435    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                                   Bonds, AMT, VRDN, Series 2003-0020, Class A, 3.60% due 11/01/2032 (a)(k)                 8,435
                          6,000    Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 3.56% due
                                   12/01/2026 (a)(k)                                                                        6,000
                          4,915    Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 3.56%
                                   due 8/15/2026 (k)                                                                        4,915
                          4,500    Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 3.56% due 3/01/2032 (f)(k)            4,500
                          5,300    Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding
                                   Bonds (Southern Air Transport), VRDN, 3.45% due 3/01/2010 (k)                            5,300
                         19,000    Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Bonds
                                   (American Aeryl LP Project), VRDN, AMT, 3.60% due 5/01/2038 (k)                         19,000
                          9,800    Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Bonds
                                   (BP Amoco Chemical Company), VRDN, AMT, 3.55% due 5/01/2038 (k)                          9,800
                          2,200    Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Air Products Project),
                                   VRDN, AMT, 3.65% due 12/01/2039 (k)                                                      2,200
                          2,500    Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Waste Management Inc.),
                                   VRDN, AMT, Series A, 3.60% due 4/01/2019 (k)                                             2,500
                         10,470    Harris County-Houston, Texas, Sports Authority, Special Revenue Refunding Bonds,
                                   TOCS, VRDN, Series Z-3, 3.59% due 11/15/2025 (f)(k)                                     10,470
                         87,000    Harris County, Texas, GO, TAN, 3.75% due 2/28/2006                                      87,147
                         59,255    Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (Methodist Hospital), VRDN, Series B, 3.28% due 12/01/2032 (k)                    59,255
                         14,000    Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (Saint Luke's Episcopal Hospital), VRDN, Series A, 3.58% due 2/15/2032 (b)(k)     14,000
                         46,100    Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                                   Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, Series A, 3.65% due
                                   2/01/2023 (k)                                                                           46,100
                         13,300    Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                                   Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, Series E, 3.65% due
                                   3/01/2023 (k)                                                                           13,300
                         10,270    Harris County, Texas, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-1030, 3.56%
                                   due 8/15/2017 (e)(k)                                                                    10,270
                          5,395    Harris County, Texas, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-2101, 3.56%
                                   due 8/15/2014 (b)(k)                                                                     5,395
                         41,000    Houston, Texas, Independent School District, GO, VRDN, 2.77% due 6/14/2006 (k)          41,000
                          5,355    Houston, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-4063, 3.56% due 5/15/2021 (e)(k)                                                    5,355
                          6,000    Houston, Texas, Utility System Revenue Refunding Bonds, TOCS, VRDN, Series A, 3.55%
                                   due 5/25/2012 (e)(k)                                                                     6,000
                          7,785    Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS, VRDN, Series A-128,
                                   3.54% due 12/01/2029 (f)(k)                                                              7,785
                          3,360    Irving, Texas, Independent School District, GO, Refunding, ROCS, VRDN, Series
                                   II-R-2028, 3.56% due 2/15/2022 (k)                                                       3,360
                          5,000    Lewisville, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
                                   Series 701, 3.55% due 8/15/2010 (b)(k)                                                   5,000
                         10,395    Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                                   Bonds, VRDN, Series 2001-134, Class A, 3.60% due 5/15/2010 (e)(k)                       10,395
                          8,620    Municipal Securities Trust Certificates, Houston, Texas, Independent School
                                   District, GO, Refunding, VRDN, Series 233, Class A, 3.67% due 1/09/2014 (k)              8,620
                          4,840    Municipal Securities Trust Certificates, Texas, VRDN, Series 2005-240, Class A,
                                   3.67% due 11/06/2024 (a)(k)                                                              4,840
                         17,335    Port Arthur, Texas, Navigation District, Environmental Facilities Revenue Refunding
                                   Bonds (Motiva Enterprises Project), VRDN, AMT, 3.60% due 12/01/2027 (k)                 17,335
                         10,000    Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                                   Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                                   3.65% due 4/01/2036 (k)                                                                 10,000
                          8,400    Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                                   Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                                   3.60% due 5/01/2040 (k)                                                                  8,400
                         20,000    Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation Project),
                                   VRDN, AMT, 3.62% due 4/01/2033 (k)                                                      20,000
                         10,000    Port Arthur, Texas, Navigation District Revenue Bonds, Multi-Mode (Atofina
                                   Petrochemicals), VRDN, AMT, Series B, 3.74% due 4/01/2027 (k)                           10,000
                          6,000    Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal
                                   Revenue Bonds (Flint Hills Resources LP Project), VRDN, AMT, 3.85% due 1/01/2030 (k)     6,000
                         50,000    Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal,
                                   Revenue Refunding Bonds (Flint Hills Resources LP Project), VRDN, AMT, Series A,
                                   3.83% due 7/01/2029 (k)                                                                 50,000
                          3,765    Port of Houston Authority, Harris County, Texas, GO, Refunding, PUTTERS, VRDN,
                                   Series 1145, 3.55% due 10/01/2013 (f)(k)                                                 3,765
                          5,925    San Antonio, Texas, Convention Center Hotel Finance Corporation, Contract Revenue
                                   Bonds, ROCS, VRDN, AMT, Series II-R-363, 3.60% due 7/15/2039 (a)(k)                      5,925
                         10,000    San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, VRDN, Series SG-51,
                                   3.55% due 8/15/2019 (k)(l)                                                              10,000
                          4,995    San Marcos, Texas, Consolidated Independent School District, GO, MERLOTS, VRDN,
                                   Series C-23, 3.54% due 8/01/2029 (k)                                                     4,995
                          4,165    Socorro, Texas, Independent School District, GO, ROCS, VRDN, Series II-R-2222,
                                   3.56% due 8/15/2022 (k)                                                                  4,165
                          6,047    Southeast Texas Housing Finance Corporation, Revenue Refunding Bonds, VRDN, 4.37%
                                   due 3/01/2007 (k)                                                                        6,047
                         54,160    Texas State, GO (College Student Loan), Refunding, VRDN, AMT, 2.85% due 7/01/2006 (k)   54,160
                        275,230    Texas State, GO, TRAN, 4.50% due 8/31/2006                                             277,890
                          2,200    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, ROCS,
                                   VRDN, Series II-R-284, 3.56% due 8/15/2039 (a)(k)                                        2,200
                          5,440    Texas State University, System Financing Revenue Refunding Bonds, ROCS, VRDN,
                                   Series II-R-1011, 3.56% due 3/15/2019 (e)(k)                                             5,440
                          4,335    Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series 959,
                                   3.55% due 1/01/2016 (a)(k)                                                               4,335
                          6,200    West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste District
                                   Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 3.55% due 4/01/2031 (k)            6,200
                          4,760    Williamson County, Texas, GO, Refunding, PUTTERS, VRDN, Series 410, 3.55% due
                                   2/15/2012 (f)(k)                                                                         4,760

Utah - 1.1%              10,000    Intermountain Power Agency, Utah, Power Supply Revenue Bonds, VRDN, Series F,
                                   3.20% due 7/01/2018 (a)(k)                                                              10,000
                         33,050    Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                   Series A, 3.53% due 5/15/2037 (k)                                                       33,050
                          9,225    Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                   Series B, 3.53% due 5/15/2037 (k)                                                        9,225
                          5,000    Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                   Series C, 3.53% due 5/15/2036 (k)                                                        5,000
                          8,300    Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9, 3.55%
                                   due 7/01/2034 (a)(k)                                                                     8,300
                         34,720    Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN, Series C,
                                   3.30% due 2/15/2035 (k)                                                                 34,720

Vermont - 0.2%            4,050    Vermont Educational and Health Buildings Financing Agency, Revenue Bonds
                                   (Middlebury College Project), VRDN, Series A, 3.16% due 11/01/2006 (k)                   4,050
                          2,100    Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 3.64% due 5/01/2032 (e)(k)       2,100
                          8,000    Vermont State Student Assistance Corporation, Student Loan Revenue Bonds, FLOATS,
                                   VRDN, 3.10% due 1/01/2008 (k)                                                            8,000

Virginia - 1.5%          13,000    Fairfax County, Virginia, IDA, Revenue Refunding Bonds (Inova Health System Project),
                                   VRDN, Series A-1, 3.47% due 5/15/2035 (k)                                               13,000
                          6,300    Lexington, Virginia, IDA, Hospital Facilities Revenue Refunding Bonds, MERLOTS,
                                   VRDN, Series E01, 3.56% due 7/01/2030 (k)                                                6,300
                         20,000    Morgan Keegan Municipal Products, Inc., Virginia State, HDA, VRDN, Series E, 3.55%
                                   due 12/01/2010 (k)                                                                      20,000
                         36,200    Norfolk, Virginia, CP, 3.15% due 2/13/2006                                              36,200
                         38,000    Norfolk, Virginia, CP, 3.20% due 3/07/2006                                              38,000
                         25,000    Virginia State, HDA, Commonwealth Mortgage Revenue Refunding Bonds, VRDN, AMT,
                                   Series C, Sub-Series C-STEM-III, 3.03% due 5/16/2006 (k)                                24,995

Washington - 2.5%        20,000    ABN AMRO Munitops Certificates Trust, Port of Seattle, Washington, Revenue Bonds,
                                   VRDN, Series 1998-16,  3.56% due 10/04/2006 (f)(k)                                      20,000
                         12,650    Central Puget Sound, Washington, Regional Transit Authority, Sales and Use Tax
                                   Revenue Bonds, ROCS, VRDN, Series II-R-7510, 3.56% due 11/01/2023 (a)(k)                12,650
                         22,900    Clark County, Washington, Public Utility District Number 001, Generating System
                                   Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 3.55% due 1/01/2025 (e)(k)         22,900
                          3,000    Eagle Tax-Exempt Trust, Bellevue, Washington, GO, Refunding, VRDN, Series
                                   2004-1011, Class A, 3.56% due 12/01/2043 (f)(k)                                          3,000
                         11,550    Eagle Tax-Exempt Trust, Washington State, GO, Refunding, VRDN, Series 2005-0067,
                                   Class A, 3.56% due 7/01/2015 (a)(k)                                                     11,550
                         19,000    Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 3),
                                   VRDN, Series D-3-1, 3.49% due 7/01/2018 (e)(k)                                          19,000
                          8,925    Grant County, Washington, Public Utility District Number 002, Electric Revenue
                                   Refunding Bonds, ROCS, VRDN, Series II-R-2039, 3.56% due 1/01/2019 (e)(k)                8,925
                          1,815    King County, Washington, GO, ROCS, VRDN, Series II-R-5036, 3.50% due 12/01/2013 (a)(k)   1,815
                          5,225    King County, Washington, School District Number 410, Snoqualmie Valley, GO, ROCS,
                                   VRDN, Series II-R-4513, 3.56% due 12/01/2020 (e)(k)                                      5,225
                         14,745    King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN, Series 554,
                                   3.55% due 7/01/2009 (b)(k)                                                              14,745
                          2,265    Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                                   Hydroelectric Revenue Refunding Bonds, VRDN, Series II-R-4026, 3.56% due
                                   10/01/2023 (f)(k)                                                                        2,265
                         14,070    Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel
                                   Tax, GO, VRDN, Series 2001-112, Class A, 3.55% due 1/07/2021 (k)                        14,070
                          4,955    Port of Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B04, 3.59%
                                   due 9/01/2015 (b)(k)                                                                     4,955
                          8,500    Port of Seattle, Washington, Subordinate Lien Revenue Bonds, VRDN, AMT, 3.45%
                                   due 9/01/2035 (k)                                                                        8,500
                          4,955    Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-4006, 3.56% due 9/01/2022 (f)(k)                                                    4,955
                          3,465    Spokane County, Washington, Spokane School District Number 081, GO, ROCS, VRDN,
                                   Series II-R-4000, 3.56% due 12/01/2019 (e)(k)                                            3,465
                          5,600    Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS, VRDN,
                                   Series II-R-2144, 3.56% due 12/01/2022 (f)(k)                                            5,600
                         13,975    Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555, 3.55%
                                   due 12/01/2009 (b)(k)                                                                   13,975
                          2,615    Washington State, GO, FLOATS, VRDN, Series 1140, 3.58% due 6/01/2016 (b)(k)              2,615
                         15,075    Washington State, GO, PUTTERS, VRDN, Series 333, 3.58% due 12/01/2014 (f)(k)            15,075
                          5,955    Washington State, GO, PUTTERS, VRDN, Series 747, 3.55% due 1/01/2013 (e)(k)              5,955
                          4,475    Washington State, GO, PUTTERS, VRDN, Series 749, 3.55% due 1/01/2013 (e)(k)              4,475
                          5,210    Washington State, GO, Refunding, MERLOTS, VRDN, Series A05, 3.54% due 1/01/2013 (f)(k)   5,210
                         12,835    Washington State, GO, Refunding, MERLOTS, VRDN, Series A57, 3.54% due 1/01/2011 (f)(k)  12,835
                          6,400    Washington State Housing Finance Commission, M/F Housing Revenue Bonds (Arbors on
                                   the Park Project), VRDN, AMT, 3.68% due 10/01/2024 (k)                                   6,400

West Virginia - 0.2%     10,695    ABN AMRO Munitops Certificates Trust, West Virginia State, GO, VRDN, Series 2000-12,
                                   3.54% due 6/04/2008 (f)(k)                                                              10,695
                          9,900    Eagle Tax-Exempt Trust, West Virginia Higher Education Policy Commission, Revenue
                                   Refunding Bonds, VRDN, Series 2005-0018, Class A, 3.56% due 4/01/2034 (b)(k)             9,900

Wisconsin - 1.1%         14,850    Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901, 3.56%
                                   due 12/15/2026 (k)                                                                      14,850
                          5,000    Eagle Tax-Exempt Trust, Wisconsin State, GO, Refunding, VRDN, Series 2004-1009,
                                   Class A, 3.56% due 5/01/2008 (b)(k)                                                      5,000
                          2,595    Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                                   3.68% due 8/01/2009 (k)                                                                  2,595
                          2,685    Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS, VRDN, Series II-R-2177,
                                   3.56% due 10/01/2024 (b)(k)                                                              2,685
                          4,540    Milwaukee, Wisconsin, GO, PUTTERS, VRDN, Series 762, 3.55% due 2/15/2013 (e)(k)          4,540
                          9,700    Wisconsin Housing and Economic Development Authority, Home Ownership Revenue
                                   Refunding Bonds, VRDN, AMT, Series A, 3.59% due 9/01/2028 (k)                            9,700
                          6,000    Wisconsin Public Power Inc., Power Supply System Revenue Bonds, PUTTERS, VRDN,
                                   Series 1150, 3.55% due 7/01/2013 (a)(k)                                                  6,000
                          5,145    Wisconsin Rural Water Construction Loan Program, Commission Revenue Bonds, BAN,
                                   4.25% due 9/15/2006                                                                      5,188
                         35,970    Wisconsin State, GO, CP, 3.14% due 2/03/2006                                            35,970
                          6,595    Wisconsin State, GO, CP, 3.18% due 2/07/2006                                             6,595
                          6,050    Wisconsin State, Transportation Revenue Refunding Bonds, ROCS, VRDN, Series
                                   II-R-2180, 3.56% due 7/01/2025 (e)(k)                                                    6,050

Wyoming - 0.7%           12,960    Lincoln County, Wyoming, PCR, Refunding (PacifiCorp Projects), VRDN, 3.53% due
                                   11/01/2024 (a)(k)                                                                       12,960
                         24,200    Sweetwater County, Wyoming, PCR, Refunding (Idaho Power Company Project), VRDN,
                                   Series B, 3.61% due 7/15/2026 (k)                                                       24,200
                         25,000    Wyoming State Education Fund, GO, TRAN, 4% due 6/28/2006                                25,166

Puerto Rico - 0.6%        3,005    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                   Revenue Bonds, TOCS, VRDN, Series Z-6, 3.46% due 6/26/2037 (b)(k)                        3,005
                         12,800    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                   SGA-43, 3.53% due 7/01/2022 (f)(k)                                                      12,800
                         11,932    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                        11,932
                         22,415    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                        22,415
                          4,000    Puerto Rico Government Development Bank, CP, 3.60% due 1/05/2006                         4,000

                                   Total Investments  (Cost - $9,616,784*)  - 105.4%                                    9,616,784
                                   Liabilities in Excess of Other Assets - (5.4%)                                       (493,500)
                                                                                                                    -------------
                                   Net Assets - 100.0%                                                              $   9,123,284
                                                                                                                    =============

(a)  AMBAC Insured.

(b)  FGIC Insured.

(c)  FHLMC Collateralized.

(d)  FNMA Collateralized.

(e)  FSA Insured.

(f)  MBIA Insured.

(g)  CIFG Insured.

(h)  XL Capital Insured.

(i)  FHA Insured.

(j)  FNMA/GNMA Collateralized.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(l)  The security may be offered and sold to "qualified institutional buyers" under
     Rule 144A of the Securities Act of 1933.

(m)  Assured Guaranty Insured.

(n)  Radian Insured.

  *  Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  February 21, 2006